LIABILITY FOR EMPLOYEES RIGHT UPON RETIREMENT (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended			12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
LIABILITY FOR EMPLOYEES RIGHT UPON RETIREMENT [Abstract]
Percent of salary, monthly deposits		8.33%
Severance pay expenses		$ 117		$ 155	$ 114	$ 78
Defined contribution plan expenses		96		197	90	82
Gain (loss) on amounts funded in respect of employee rights upon retirement	3	6	(5)	(8)	11	10
Expected contribution cost in 2013		$ 198